GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Gaming Subconcession, Net

	December 31,
	2012	2011
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(357,732)	(300,495)

Gaming subconcession, net	$542,268	$599,505